Derivative Instruments (fair value liability) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative Liability					$ 33	$ 82
Unrealized Gain (Loss) on Derivatives	$ (120)	$ (17)	$ (157)	$ 26	48	1,237
Warrant on April 30, 2015 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability					0	0
Unrealized Gain (Loss) on Derivatives					0	411
Warrant on March 29, 2016 [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability					0	41
Unrealized Gain (Loss) on Derivatives	0	0	0	41	41	748
Options [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability					33	41
Unrealized Gain (Loss) on Derivatives	$ (120)	$ (17)	$ (157)	$ (15)	$ 7	$ 78